Equity Stockholders' Equity (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of Outstanding OP Units and Unvested Class B Units
Below is a summary of our number of outstanding OP units and unvested Class B units as of December 31, 2017 and 2016 (in thousands):

	2017	2016
OP units	44,454	2,785
Class B units(1)	—	2,610

(1)	Upon closing of the PELP transaction, all outstanding Class B units were converted to OP units.